Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Option Activity
The following table summarizes the share option activity for the year ended December 31, 2020:

Options Granted to Employees and Directors	Number of Options	Weighted- Average Exercise Price	Weighted- Average grant-date Fair Value per Option	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
		RMB	RMB		RMB
Outstanding, December 31, 2019	7,179,546	9.74	15.37	6.75	163,589

Granted	1,578,810	0.25	18.97	—	—
Forfeited	305,051	13.20	24.01	—	—
Expired	—	—	—	—	—
Exercised	1,252,489	4.20	8.24	—	—
Cancelled	—	—	—	—	—

Outstanding, December 31, 2020	7,200,816	8.48	17.03	7.27	232,933

Vested and expected to vest at December 31, 2020	7,200,816	8.48	17.03	7.27	232,933

Vested at December 31, 2020	4,773,932	6.98	10.41	5.67	134,729

Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted
The following table presents assumptions used to estimate the fair values of share options granted for the years ended December 31, 2018,

2019 and 2020:

	2018	2019	2020
Risk-free interest rate	2.27% - 2.93%	1.65% - 2.54%	0.63% - 1.88%
Dividend yield	0%	0%	0%
Expected volatility	45.30% - 46.10%	44.23% - 44.71%	44.37% - 47.83%
Weighted average expected volatility	45.98%	44.53%	46.37%
Expected exercise multiple	2.5	2.5	2.5 - 2.8

(i)
Risk-free interest ra
t
e – The risk-free interest rate for periods within the contractual life of the options is based on the US Treasury yield curve in effect at the time of the grant for a term consistent with the contractual term of the awards.

(ii)	Dividend yield – The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options.
(iii)	Expected volatility – Expected volatility is estimated based on the historical volatility of common shares of several comparable publicly-traded companies in the same industry.
(iv)	Expected exercise multiple – Expected exercise multiple is estimated based on changes in expected intrinsic value of the option and the likelihood of early exercise by employees.

Summary of Restricted Share Units
A summary of the restricted share units for the year ended December 31, 2020 was stated below:

Restricted Share Units Granted to Employees and Directors	Number of Share Units	Weighted- Average Exercise Price	Weighted- Average grant-date Fair Value per Option	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
		RMB	RMB		RMB
Outstanding, December 31, 2019	33,643	—	44.98	9.70	1,039

Granted	95,095	—	20.41	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	33,644	—	45.09	—	—
Cancelled	—	—	—	—	—

Outstanding, December 31, 2020	95,094	—	20.37	10.66	3,751

Vested and expected to vest at December 31, 2020	95,094	—	20.37	10.66	3,751

Exercisable at December 31, 2020	—	—	—	—	—

Summary of Total Compensation Costs Recognized
Total compensation costs recogniz
e
d for the
years
ended December 31, 2018, 2019 and 2020 were as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of Revenue	—	73	4	1
Research and development	9,448	12,819	7,176	1,100
Sales and marketing	3,347	6,040	3,965	608
General and administrative	11,766	28,352	17,713	2,715

Total	24,561	47,284	28,858	4,424